United STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment             [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Hibernian Investment Managers Limited
Address:    La Touche House
            IFSC
            Custom House Quay
            DUBLIN 1
            Republic of Ireland

13F File Number: 028-06613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Mary Ward
Title:          Group Legal Operations Manager
Phone:          00 44 1603 684420
Signature, Place, and Date of Signing:
Mary Ward    London, United Kingdom    12 November, 2002

Report Type (Check only one.):
[ ]        13F HOLDINGS REPORT.
[X]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name:       Aviva plc          028-06609
Address:    St Helen's
            1 Undershaft
            London
            EC3P 3DQ
            United Kingdom

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.